Financial Liabilities - Details of Bonds Issued and Outstanding (Detail) ₩ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [Line Items]
Less current portion		₩ (369,716)		₩ (316,648)
Bonds, non-current		1,118,427		1,132,098
Won [member]
Disclosure of detailed information about borrowings [Line Items]
Less current portion	[1]	(369,716)		(189,975)
Bonds, non-current	[1]	990,164		1,132,098
Gross carrying amount [member] | Won [member] | Publicly issued bonds [Member]
Disclosure of detailed information about borrowings [Line Items]
Bonds	[1]	1,025,000		1,215,000
Gross carrying amount [member] | Won [member] | Privately issued bonds [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds	[1]	337,000		110,000
Gross carrying amount [member] | Foreign currencies [member] | Privately issued bonds [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds issued	[2]	(128,940)		(126,730)
Discount on bonds [member] | Won [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds	[1]	₩ (2,120)		(2,927)
Bonds issued and outstanding [member] | Denominated bonds at amortized costs [Member] | Foreign currencies [member] | Privately issued bonds [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds issued and outstanding, maturity period	[2]	April 2026
Bonds issued and outstanding, annual interest rate	[2]	7.29%	7.29%
Bonds issued and outstanding [member] | Bottom of range [member] | Won [member] | Publicly issued bonds [Member]
Disclosure of detailed information about borrowings [Line Items]
Bonds issued and outstanding, maturity period	[1]	February 2024
Bonds issued and outstanding, annual interest rate	[1]	2.29%	2.29%
Bonds issued and outstanding [member] | Bottom of range [member] | Won [member] | Privately issued bonds [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds issued and outstanding, maturity period	[1]	January 2025
Bonds issued and outstanding, annual interest rate	[1]	7.20%	7.20%
Bonds issued and outstanding [member] | Top of range [member] | Won [member] | Publicly issued bonds [Member]
Disclosure of detailed information about borrowings [Line Items]
Bonds issued and outstanding, maturity period	[1]	February 2027
Bonds issued and outstanding, annual interest rate	[1]	3.66%	3.66%
Bonds issued and outstanding [member] | Top of range [member] | Won [member] | Privately issued bonds [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds issued and outstanding, maturity period	[1]	January 2026
Bonds issued and outstanding, annual interest rate	[1]	7.25%	7.25%
Denominated bonds at amortized cost [Member] | Foreign currencies [member]
Disclosure of detailed information about borrowings [Line Items]
Less current portion				(126,673)
Bonds, non-current	[2]	₩ 128,263
Denominated bonds at amortized cost [Member] | Gross carrying amount [member] | Foreign currencies [member] | Contractual par amount [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds issued | $	[2]		$ (100)		$ (100)
Denominated bonds at amortized cost [Member] | Gross carrying amount [member] | Foreign currencies [member] | Discount on bonds [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds issued | $	[2]		$ (1)		$ 0
Denominated bonds at amortized cost [Member] | Discount on bonds [member] | Foreign currencies [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds	[2]	₩ (677)		₩ (57)

[1]	(*1) Principal of the won denominated bonds is to be repaid at maturity and interests are paid quarterly.
[2]	(*2) Principal of the foreign currency denominated bonds is to be repaid at maturity and interests are paid quarterly.